ACQUISITIONS AND DISPOSALS - Additional Information (Details) ¥ in Thousands, $ in Thousands									12 Months Ended
	May 23, 2025 CNY (¥)	May 23, 2025 USD ($)	Jun. 28, 2024	Dec. 27, 2023 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 HKD ($)	Mar. 01, 2023 CNY (¥)	Mar. 01, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 24, 2025 CNY (¥)	Jun. 24, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Apr. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 04, 2024	Apr. 26, 2024 CNY (¥)	Apr. 26, 2024 USD ($)	Apr. 25, 2024 CNY (¥)	Apr. 25, 2024 USD ($)	Dec. 28, 2023
ACQUISITIONS AND DISPOSALS
Goodwill									¥ 572,216		¥ 572,216		¥ 575,427	$ 81,826							$ 81,826
Goodwill impairment charges									0	$ 0	0	$ 0	¥ 0
Beijing Proton Medical Center Co., Ltd. ("BPMC")
ACQUISITIONS AND DISPOSALS
Equity interest in equity method investment																											54.01%
New Spring Group and its subsidiary | Not Discontinued Operations
ACQUISITIONS AND DISPOSALS
Percentage of shares sold																						20.00%
Datong Meizhongjiahe | Not Discontinued Operations
ACQUISITIONS AND DISPOSALS
Group recognized a total disposal gain							¥ 71	$ 10
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]							Gain (Loss) on Disposition of Stock in Subsidiary	Gain (Loss) on Disposition of Stock in Subsidiary
King Cheers | Not Discontinued Operations
ACQUISITIONS AND DISPOSALS
Group recognized a total disposal gain				¥ (709)	$ (100)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]				Gain (Loss) on Disposition of Stock in Subsidiary	Gain (Loss) on Disposition of Stock in Subsidiary	Gain (Loss) on Disposition of Stock in Subsidiary
Guangzhou Proton Medical Technology Services Co., Ltd
ACQUISITIONS AND DISPOSALS
Disposal group, cash consideration																			¥ 24,688
Guangzhou Proton Medical Technology Services Co., Ltd | Not Discontinued Operations
ACQUISITIONS AND DISPOSALS
Disposal group, cash consideration | $																				$ 3,530
Shanghai Xinhe Enterprise Management Center (Limited Partnership) ("Shanghai Xinhe") | Not Discontinued Operations
ACQUISITIONS AND DISPOSALS
Disposal group, cash consideration															¥ 60,000	$ 8,580	¥ 60,000	$ 8,580
Group recognized a total disposal gain									¥ 37,552	$ 5,370
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]									Gain (Loss) on Disposition of Stock in Subsidiary	Gain (Loss) on Disposition of Stock in Subsidiary
Guangzhou Yicheng Biological Immune Technology Co. LTD("Guangzhou Yicheng") | Other than sale not discontinued operations
ACQUISITIONS AND DISPOSALS
Group recognized a total disposal gain	¥ 81	$ 12
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Disposition of Stock in Subsidiary	Gain (Loss) on Disposition of Stock in Subsidiary
Beijing Proton Medical Center
ACQUISITIONS AND DISPOSALS
Percentage of share consideration				25.00%	25.00%	25.00%
Business combination, consideration transferred | $						$ 1
Guangzhou Swallowing Home Health Management Co., Ltd. | New Spring Group and its subsidiary | Not Discontinued Operations
ACQUISITIONS AND DISPOSALS
Disposal group, cash consideration																									¥ 1,945	$ 267
Group recognized a total disposal gain											¥ 2,486	$ 341
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]											Gain (Loss) on Disposition of Stock in Subsidiary	Gain (Loss) on Disposition of Stock in Subsidiary
Percentage of shares sold																									50.00%	50.00%
Percentage of interest held after disposal			20.00%
Consideration amounts outstanding											¥ 1,945										$ 267
Guangzhou Yipusheng Health Management Co., Ltd. | DTMZ | Not Discontinued Operations
ACQUISITIONS AND DISPOSALS
Disposal group, cash consideration																							¥ 10,000	$ 1,370
Group recognized a total disposal gain											¥ 0
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]											Gain (Loss) on Disposition of Stock in Subsidiary	Gain (Loss) on Disposition of Stock in Subsidiary
Guangzhou Yipusheng Health Management Co., Ltd. | New Spring Group and its subsidiary | Not Discontinued Operations
ACQUISITIONS AND DISPOSALS
Group recognized a total disposal gain											¥ 120	$ 16
Medstar Guangzhou Medical Technology Services Ltd [Member] | Not Discontinued Operations
ACQUISITIONS AND DISPOSALS
Group recognized a total disposal gain									¥ 0